SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2014
SHARE BASED PAYMENTS [Abstract]
SHARE BASED PAYMENTS
19.	SHARE BASED PAYMENTS

2007 Share incentive plan

On July 2, 2007, the Board of Directors adopted the 2007 share incentive plan (the "2007 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 12,000,000 ordinary shares of the Company subject to vesting requirement.

On December 29, 2008, the Board of Directors amended 2007 Option Plan to allow the Group to grant options to its employees and directors to purchase up to 17,000,000 ordinary shares.

On September 1, 2012, the Board of Directors approved to grant options to the employees under 2007 Share Incentive Plan to purchase an aggregate of 1,857,538 ordinary shares of the Company, at an exercise price of $0.72 per ordinary share. One twelfth of the options will vest each quarter from September 4, 2012. The expiration date will be 5 years from the grant date.

On October 10, 2012, the Board of Directors approved the Company to extend the expiration date of the options granted on July 2, 2007, November 29, 2007 and July 10, 2009 to November 29, 2015. Modified awards are viewed as an exchange of the original award for a new award. The fair value of the stock options, which was $0.33 per share as of the modification date, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award was $449, which was recognized as share-based compensation expenses for the year ended December 31, 2012.

On April 15, 2014, the Board of Directors approved to extend the expiration dates of the options granted on November 29, 2007 and July 10, 2009 from April 28, 2014 to April 28, 2016. Modified awards are viewed as an exchange of the original award for a new award. The fair value of the stock options, which was $0.21 and $0.21 per share respectively, as of the modification dates, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award were $4 and $4, respectively, which were recognized as share-based compensation expenses for the year ended December 31, 2014.

On May 31, 2014, the former CFO resigned and the Board of Directors approved the amendment of his share option agreement. On the date of resignation, 575,440 unvested options were cancelled and the expiration date of 1,282,098 vested options was modified from September 3, 2017 to May 31, 2016. The fair value of the stock options, which was $0.43 per share as of the modification date, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award was $201, which was recognized as share-based compensation expenses for the year ended December 31, 2014.

On June 9, 2014, the Board of Directors approved to extend the expiration date of the options granted on July 10, 2009 from July 11, 2014 to July 11, 2016. Modified awards are viewed as an exchange of the original award for a new award. The fair value were $0.22 and $0.12 per share for the stock options whose exercise price were $1.15 and $1.57 per share respectively, as of the modification date, was estimated using the Black-Scholes model. The incremental compensation costs of the modified award were $686 and $5, respectively, which were recognized as share-based compensation expenses for the year ended December 31, 2014.

On June 9, 2014, Board of Directors of the Group approved to extend the expiration date of the options granted on November 1, 2012 from November 11, 2014 to November 11, 2016. Modified award is viewed as an exchange of the original award for a new award. The fair value of the stock options, which was $0.25 per share as of the modification date, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award was $4, which was recognized as share-based compensation expenses for the year ended December 31, 2014.

2011 Share incentive plan

On March 18, 2011, the Board of Directors adopted 2011 Share Incentive Plan (the "2011 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 2,000,000 ordinary shares of the Company subject to vesting requirement.

On March 22, 2011, the Board of Directors granted options to Group's employees to purchase an aggregate of 2,180,000 ordinary shares of the Company under 2007 Option Plan and 2011 Option Plan, at an exercise price of $2.3 per share. The contractual term of the options was 5 or 10 years. One twelfth of these options will vest each quarter through March 22, 2014. Subsequently on June 7, 2011, the Board of Directors approved to modify the exercise price of these stock options to $1.57 per share. The fair value of these options at the modification date was estimated to be $0.75 per option. The incremental share based compensation costs of the re-priced options was $314 to be recognized over the remaining service period through March 22, 2014.

On August 23, 2011, the Board of Directors approved the adjustment of the exercise price of certain stock options that were granted on July 2, 2007, July 20, 2007, November 29, 2007, July 10, 2009 and March 22, 2011, which were subsequently modified from $1.57 per share to $1.15 per share. The fair value of the options on the modification date was $0.21, $0.22, $0.26, $0.39 and $0.53 per share, respectively, calculated using the Black-Scholes model. The incremental compensation cost of the re-priced options was $1,259, of which $950 was recognized on the modification date, and the remainder to be recognized over the remaining service period.

In September 2012, the former CFO of the Group resigned. Of the 600,000 options granted to her on March 22, 2011, 300,000 were vested through her date of resignation. In conjunction with her resignation, she signed a supplementary agreement with the Group that granted her 100,000 immediately exercisable options and 200,000 options that would vest through September 22, 2013. During the vesting period, she would provide consulting service as a consultant. For the 100,000 immediately exercisable options, a measurement date was reached upon grant and the Group immediately recognized $35 share-based compensation expenses. For the 200,000 options that vested through September 22, 2013, the Group recognized expense based on the fair value of the options as of each reporting date through the measurement date. For the years ended December 31, 2012, 2013 and 2014, the Group recognized $19, $59 and nil share-based compensation expense for these options, respectively.

2012 Share incentive plan

On November 30, 2012, the Board of Directors adopted 2012 Share Incentive Plan (the "2012 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 6,000,000 ordinary shares of the Company subject to vesting requirement.

On November 1 and November 30, 2012, the Group granted 20,000 options to a consultant under the 2007 Option Plan and 60,000 options under the 2012 Option Plan to purchase the Company's ordinary shares at an exercise price of $1.11 per share. 20,000 share options were vested immediately and one-third of the 60,000 share options vested on February 1, May 1 and August 1, 2013, respectively.

On June 1 and August 1, 2014, the Group granted 2,376,620 options and 140,000 options to its employees under the 2012 Option Plan to purchase the Company's ordinary shares at an exercise price of $1.025 and $1.045 per share, respectively. One twelfth of these options will vest each quarter through June 1, 2017 and August 1, 2017, respectively. The expiration date will be 5 years from the grant dates.

On October 13, 2014, an employee terminated his employment with the Group but continued to provide service as a nonemployee consultant, 50,000 options granted to him on August 1, 2014 were not modified in connection with the change in status, but future service is still necessary to earn the award. The compensation cost was measured as if the options were newly granted at the date of the change of status. The incremental share-based compensation expense for the year ended December 31, 2014 was not material.

The following summary of stock option activities under the 2007, 2011 and 2012 Share Incentive Plans as of December 31, 2014, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2014	14,655,530	$1.14	$1.27
Granted	2,516,620	1.03	0.49
Exercised	(808,278)	0.78	0.48
Forfeited	(1,510,108)	1.12	0.95
Outstanding at December 31, 2014	14,853,764	$1.15	$1.18	2.69	2,337
Options vested and expected to vest as of December 31, 2014	14,647,462	$1.15	$1.19	2.67	2,285
Options exercisable as of December 31, 2014	12,744,914	$1.17	$1.29	2.41	1,802

The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 were $66, $3 and $442, respectively. The total fair value of options vested during the years ended December 31, 2012, 2013 and 2014 were $3,503, $1,476 and $357, respectively.

The Group recorded share-based compensation of $3,502, $1,251 and $1,359 for the years ended December 31, 2012, 2013 and 2014, respectively. There was $908 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2014. The expense is expected to be recognized over a weighted-average period of 2.43 years on a straight-line basis.

The fair value of each option granted was estimated on the date of grant/modification using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

For the years ended December 31,
	2012	2013	2014

Risk-free interest rate of return	0.12%-0.34%	0.12%-1.10%	0.10%-1.07%
Expected term	0.07-3.19 years	0.33-4.42 years	1.00-3.32 years
Volatility	67.57%-94.43%	64.75%-94.43%	63.10%-67.06%
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company's share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US Treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.